The Company is presenting the financial information of the subsidiary in which the non-controlling shareholder holds interest, and the material effects on the Company’s consolidated information (Details) - BRL (R$)
R$ in Thousands
		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Curent
Cash and cash equivalents		R$ 12,025,888	R$ 12,324,378	R$ 13,862,852	R$ 6,803,880
Financial investments		2,936,176		3,627,227
Trade accounts receivable		7,932,505		4,731,979
Inventories		14,365,943		8,383,650
Taxes recoverable		1,241,308		1,192,665
Income tax and social contribution		3,653,166		1,547,916
Derivatives		8,269		33,769
Other receivables		955,616		810,186
Current assets		43,118,871		34,190,244
Non-current
Financial investments		16,314		15,564
Taxes recoverable		1,175,454		1,072,737
Income tax and social contribution		210,722		72,267
Deferred tax		7,766,356		8,529,972
Derivatives		1,069		34,091
Judicial deposits		178,839		196,911
Other receivables		369,795		268,745
Investments		49,962		43,153
Property, plant and equipment	[1]	36,443,431		35,929,149
Intangible		2,829,301		2,828,691
Right of use of assets		2,581,733		2,902,395
Non-current assets		51,622,976		51,893,675
Total assets		94,741,847		86,083,919
Current
Trade payables		10,438,072		9,946,315
Borrowings		902,823		1,318,931
Debentures		57,466		54,436
Braskem Idesa Borrowings		7,182,416		7,660,128
Payroll and related charges		1,000,633		814,566
Taxes payable		896,939		952,689
Income tax and social contribution		3,554,647		284,129
Lease		855,942		895,109
Provision - geological event in Alagoas		5,002,811		4,349,931
Other payables		2,608,432		2,110,940
Current liabilities		32,500,181		28,387,174
Non-current
Borrowings		32,887,895		40,413,192
Braskem Idesa borrowings		4,572,424		4,399,110
Debentures		148,544		181,679
Loan to non-controlling shareholders of Braskem Idesa	[2]	3,456,265		3,222,493
Income tax and social contribution				576,174
Deferred income tax and social contribution		1,256,528		1,234,398
Lease		2,073,815		2,312,777
Provision - geological event in Alagoas		3,042,666		4,825,846
Other payables		4,265,963		4,397,594
Non-current liabilities		51,704,100		61,563,263
Shareholders' equity
Attributable to the Company's shareholders		12,167,222		(2,202,306)
Non-controlling interest in subsidiaries		(1,629,656)		(1,664,212)
Shareholders' equity		10,537,566	(6,412,327)	(3,866,518)	R$ 3,944,706
Total liabilities and shareholders' equity		94,741,847		86,083,919
Net revenue		77,413,096	39,805,121
Cost of products sold		(52,057,968)	(33,533,365)
Gross profit		25,355,128	6,271,756
General and administrative		(1,751,153)	(1,333,961)
Research and development		(197,995)	(172,862)
Results from equity investments		(1,097)	(19,893)
Other income		1,235,710	816,874
Operating profit		21,417,159	(1,202,981)
Financial expenses		(4,269,789)	(3,682,559)
Financial income		1,591,646	498,479
Exchange rate variations, net		(2,930,678)	(7,325,580)
Finance income (cost)		(5,608,821)	(10,509,660)
(Loss) profit before income tax and social contribution		15,808,338	(11,712,641)
IR and CSL - current and deferred		(2,911,862)	3,819,810
(Loss) profit for the year		(2,911,862)	3,819,810
Profit (loss) before income tax and social contribution		15,808,338	(11,712,641)
Adjustments for:
Depreciation and amortization		2,812,758	3,001,589
Results from equity-accounted investees		1,097	19,893
Interest and monetary and exchange variations, net		4,292,501	11,775,714
Reversal of provisions		546,684	5,999
Provision - geological event in Alagoas		835,332	5,143,395
PIS and COFINS credits - exclusion of ICMS from the calculation basis		(1,031,099)	(199,826)
Loss (reversals) for impairment of trade accounts receivable		(2,925)	15,036
Reversal of provision for losses		(28,117)	(17,309)
Adjustments for reconciliation of profit		23,234,569	8,031,850
Changes in operating assets and liabilities
Other financial assets			3,746,107
Financial investments		784,027	(1,776,868)
Trade accounts receivable		(3,085,730)	(871,642)
Inventories		(5,782,645)	316,151
Taxes recoverable		2,075,926	1,761,100
Prepaid expenses		190,479	144,489
Other receivables		(383,476)	(375,136)
Trade payables		(23,799)	(5,039,655)
Taxes payable		121,619	(624,880)
Advances from customers		94,174	305,969
Leniency agreement		(389,087)	(349,842)
Sundry provisions		285,430	93,491
Other payables		(1,254,626)	(324,640)
Cash generated from operations		15,296,001	4,849,512
Interest paid		2,569,965	2,206,228
Income tax and social contribution paid		2,172,769	189,828
Net cash generated by operating activities		10,553,267	2,453,456
Proceeds from the sale of fixed assets and intangible assets		39,719	13,438
Dividends received			3,074
Acquisitions to property, plant and equipment and intangible assets		(2,042,939)	(1,930,539)
Net cash used in investing activities		(2,003,220)	(1,914,027)
Short-term and long-term debt
Acquired		21,474	15,214,497
Payments		9,226,608	10,340,708
Braskem Idesa borrowings
Lease payments		594,337	478,713
Dividends paid		2,034	2,379
Other financial liabilities			(400,842)
Cash generated (used) in financing activities		(10,567,755)	3,333,186
Exchange variation on cash of foreign subsidiaries		180,744	1,647,883
Increase in cash and cash equivalents		(1,836,964)	5,520,498
Cash and cash equivalents at the beginning for the period		13,862,852	6,803,880
Cash and cash equivalents at the end for the period		12,025,888	12,324,378
Consolidated Braskem without the effect of Braskem Idesa consolidated
Curent
Cash and cash equivalents		10,381,763		12,958,419
Financial investments		2,936,176		3,627,227
Trade accounts receivable		7,238,261		4,386,825
Inventories		13,702,333		7,876,485
Taxes recoverable		1,302,522		1,144,355
Income tax and social contribution		3,653,166		1,547,916
Derivatives		8,269		33,769
Other receivables		858,737		688,944
Current assets		40,081,227		32,263,940
Non-current
Financial investments		16,314		15,564
Taxes recoverable		924,884		847,399
Income tax and social contribution		210,722		72,267
Deferred tax		6,074,288		6,658,276
Related parties	[3]	9,897,301		9,122,666
Derivatives		1,069		34,091
Judicial deposits		178,839		196,911
Other receivables		336,133		251,398
Investments		49,962		43,153
Property, plant and equipment	[1]	23,030,786		22,295,803
Intangible		2,559,306		2,568,869
Right of use of assets		2,225,666		2,509,484
Non-current assets		45,505,270		44,615,881
Total assets		85,586,497		76,879,821
Current
Trade payables		10,333,313		9,753,762
Borrowings		902,823		1,318,931
Debentures		57,466		54,436
Payroll and related charges		957,233		776,134
Taxes payable		892,774		927,039
Income tax and social contribution		3,554,647		284,129
Lease		781,652		821,695
Provision - geological event in Alagoas		5,002,811		4,349,931
Other payables		2,344,554		1,947,569
Current liabilities		24,827,273		20,233,626
Non-current
Borrowings		32,887,895		40,413,192
Debentures		148,544		181,679
Income tax and social contribution				576,174
Deferred income tax and social contribution		1,256,528		1,234,398
Provision for losses on subsidiaries	[4]	5,212,812		5,283,264
Lease		1,744,207		1,962,235
Provision - geological event in Alagoas		3,042,666		4,825,846
Other payables		4,191,402		4,274,837
Non-current liabilities		48,484,054		58,751,625
Shareholders' equity
Attributable to the Company's shareholders		12,167,222		(2,202,306)
Non-controlling interest in subsidiaries		107,948		96,876
Shareholders' equity		12,275,170		(2,105,430)
Total liabilities and shareholders' equity		85,586,497		76,879,821
Net revenue		74,175,570	37,873,981
Cost of products sold		(51,116,617)	(32,310,789)
Gross profit		23,058,953	5,563,192
Selling and distribution		(1,315,721)	(1,182,775)
(Loss) reversals for impairment of trade accounts receivable		3,103	(14,088)
General and administrative		(1,587,842)	(1,219,505)
Research and development		(197,995)	(172,862)
Results from equity investments		72,826	(1,122,318)
Other income		1,233,157	553,598
Other expenses		(1,744,871)	(5,370,611)
Operating profit		19,521,610	(2,965,369)
Financial expenses		(3,504,725)	(2,885,026)
Financial income		1,924,657	805,223
Exchange rate variations, net		(2,319,195)	(5,659,461)
Finance income (cost)		(3,899,263)	(7,739,264)
(Loss) profit before income tax and social contribution		15,622,347	(10,704,633)
IR and CSL - current and deferred		(2,750,511)	3,179,279
IR and CSL - current and deferred		(2,750,511)	3,179,279
(Loss) profit for the year		12,871,836	(7,525,354)
Profit (loss) before income tax and social contribution		15,622,347	(10,704,633)
Adjustments for:
Depreciation and amortization		2,278,358	2,213,362
Results from equity-accounted investees		(72,826)	1,122,318
Interest and monetary and exchange variations, net		2,672,994	9,400,088
Reversal of provisions		546,684	5,999
Provision - geological event in Alagoas		835,332	5,143,395
PIS and COFINS credits - exclusion of ICMS from the calculation basis		(1,031,099)	(199,826)
Loss (reversals) for impairment of trade accounts receivable		(2,043)	15,036
Reversal of provision for losses		(28,153)	(17,309)
Adjustments for reconciliation of profit		20,821,594	6,978,430
Changes in operating assets and liabilities
Other financial assets			3,746,107
Financial investments		784,027	(1,776,868)
Trade accounts receivable		(2,737,155)	(853,155)
Inventories		(5,663,984)	363,186
Taxes recoverable		1,978,072	1,829,263
Prepaid expenses		110,343	(230,008)
Other receivables		(359,403)	(134,243)
Trade payables		57,231	(4,957,005)
Taxes payable		173,811	(182,436)
Advances from customers		99,097	320,416
Leniency agreement		(389,087)	(349,842)
Sundry provisions		410,683	98,135
Other payables		(1,206,724)	(908,185)
Cash generated from operations		13,257,139	3,747,525
Interest paid		2,141,205	1,706,151
Income tax and social contribution paid		2,164,464	185,296
Net cash generated by operating activities		8,951,470	1,856,078
Proceeds from the sale of fixed assets and intangible assets		39,719	13,438
Dividends received			3,074
Acquisitions to property, plant and equipment and intangible assets		(1,962,238)	(1,860,060)
Net cash used in investing activities		(1,922,519)	(1,843,548)
Short-term and long-term debt
Acquired		21,474	15,214,497
Payments		9,226,608	10,340,708
Braskem Idesa borrowings
Lease payments		551,246	438,447
Dividends paid		2,034	2,379
Other financial liabilities			(400,842)
Cash generated (used) in financing activities		(9,758,414)	4,032,121
Exchange variation on cash of foreign subsidiaries		152,807	1,421,019
Increase in cash and cash equivalents		(2,576,656)	5,465,670
Cash and cash equivalents at the beginning for the period		12,958,419	5,786,645
Cash and cash equivalents at the end for the period		10,381,763	11,252,315
Braskem Idesa consolidated
Curent
Cash and cash equivalents		1,644,125		904,433
Trade accounts receivable		1,110,845		577,530
Inventories		663,610		507,165
Taxes recoverable		(61,214)		48,310
Other receivables		96,879		121,242
Current assets		3,454,245		2,158,680
Non-current
Taxes recoverable		250,570		225,338
Deferred tax		1,692,068		1,871,696
Other receivables		33,662		17,347
Property, plant and equipment	[1]	14,175,212		14,436,012
Intangible		269,995		259,822
Right of use of assets		356,067		392,911
Non-current assets		16,777,574		17,203,126
Total assets		20,231,819		19,361,806
Current
Trade payables		521,360		424,929
Braskem Idesa Borrowings		7,182,416		7,660,128
Payroll and related charges		43,400		38,432
Taxes payable		4,165		25,650
Lease		74,290		73,414
Other payables		263,878		163,371
Current liabilities		8,089,509		8,385,924
Non-current
Braskem Idesa borrowings		4,572,424		4,399,110
Accounts payable to related parties	[3]	9,776,423		9,140,064
Loan to non-controlling shareholders of Braskem Idesa	[2]	3,456,265		3,222,493
Lease		329,608		350,542
Other payables		74,561		122,757
Non-current liabilities		18,209,281		17,234,966
Shareholders' equity
Attributable to the Company's shareholders		(6,066,971)		(6,259,084)
Shareholders' equity		(6,066,971)		(6,259,084)
Total liabilities and shareholders' equity		20,231,819		19,361,806
Net revenue		4,592,797	2,862,827
Cost of products sold		(2,347,775)	(2,199,191)
Gross profit		2,245,022	663,636
Selling and distribution		(160,088)	(186,844)
(Loss) reversals for impairment of trade accounts receivable		(178)	(948)
General and administrative		(163,402)	(114,561)
Other income		2,553	263,276
Other expenses		(5,679)	(9,629)
Operating profit		1,918,228	614,930
Financial expenses		(1,106,761)	(1,124,493)
Financial income		8,686	20,216
Exchange rate variations, net		(469,314)	(1,823,559)
Finance income (cost)		(1,567,389)	(2,927,836)
(Loss) profit before income tax and social contribution		350,839	(2,312,906)
IR and CSL - current and deferred		(161,351)	640,531
IR and CSL - current and deferred		(161,351)	640,531
(Loss) profit for the year		189,488	(1,672,375)
Profit (loss) before income tax and social contribution		350,839	(2,312,906)
Adjustments for:
Depreciation and amortization		585,644	833,260
Interest and monetary and exchange variations, net		1,477,338	2,533,066
Loss (reversals) for impairment of trade accounts receivable		(882)
Reversal of provision for losses		36
Adjustments for reconciliation of profit		2,412,975	1,053,420
Changes in operating assets and liabilities
Trade accounts receivable		(532,800)	(238,389)
Inventories		(118,661)	(47,035)
Taxes recoverable		97,854	(68,163)
Prepaid expenses		80,136	374,497
Other receivables		(24,073)	(240,893)
Trade payables		103,195	137,252
Taxes payable		(52,192)	(442,444)
Advances from customers		(4,923)	(14,447)
Sundry provisions		(125,253)	(4,644)
Other payables		(47,902)	583,545
Cash generated from operations		2,038,862	1,101,987
Interest paid		428,760	500,077
Income tax and social contribution paid		8,305	4,532
Net cash generated by operating activities		1,601,797	597,378
Acquisitions to property, plant and equipment and intangible assets		(80,701)	(70,479)
Net cash used in investing activities		(80,701)	(70,479)
Braskem Idesa borrowings
Lease payments		43,091	40,266
Cash generated (used) in financing activities		(809,341)	(698,935)
Exchange variation on cash of foreign subsidiaries		27,937	226,864
Increase in cash and cash equivalents		739,692	54,828
Cash and cash equivalents at the beginning for the period		904,433	1,017,235
Cash and cash equivalents at the end for the period		1,644,125	1,072,063
Eliminations
Curent
Cash and cash equivalents
Trade accounts receivable		(416,601)		(232,376)
Current assets		(416,601)		(232,376)
Non-current
Related parties	[3]	(9,897,301)		(9,122,666)
Property, plant and equipment	[1]	(762,567)		(802,666)
Non-current assets		(10,659,868)		(9,925,332)
Total assets		(11,076,469)		(10,157,708)
Current
Trade payables		(416,601)		(232,376)
Current liabilities		(416,601)		(232,376)
Non-current
Accounts payable to related parties	[3]	(9,776,423)		(9,140,064)
Provision for losses on subsidiaries	[4]	(5,212,812)		(5,283,264)
Non-current liabilities		(14,989,235)		(14,423,328)
Shareholders' equity
Attributable to the Company's shareholders		6,066,971		6,259,084
Non-controlling interest in subsidiaries		(1,737,604)		(1,761,088)
Shareholders' equity		4,329,367		4,497,996
Total liabilities and shareholders' equity		(11,076,469)		R$ (10,157,708)
Net revenue		(1,355,271)	(931,687)
Cost of products sold		1,406,424	976,615
Gross profit		51,153	44,928
General and administrative		91	105
Results from equity investments		(73,923)	1,102,425
Operating profit		(22,679)	1,147,458
Financial expenses		341,697	326,960
Financial income		(341,697)	(326,960)
Exchange rate variations, net		(142,169)	157,440
Finance income (cost)		(142,169)	157,440
(Loss) profit before income tax and social contribution		(164,848)	1,304,898
(Loss) profit for the year		(164,848)	1,304,898
Profit (loss) before income tax and social contribution		(164,848)	1,304,898
Adjustments for:
Depreciation and amortization		(51,244)	(45,033)
Results from equity-accounted investees		73,923	(1,102,425)
Interest and monetary and exchange variations, net		142,169	(157,440)
Changes in operating assets and liabilities
Trade accounts receivable		184,225	219,902
Trade payables		(184,225)	(219,902)
Braskem Idesa borrowings
Cash and cash equivalents at the beginning for the period
Cash and cash equivalents at the end for the period
Consolidated [member]
Shareholders' equity
Net revenue		77,413,096	39,805,121
Cost of products sold		(52,057,968)	(33,533,365)
Gross profit		25,355,128	6,271,756
Selling and distribution		(1,475,809)	(1,369,619)
(Loss) reversals for impairment of trade accounts receivable		2,925	(15,036)
General and administrative		(1,751,153)	(1,333,961)
Research and development		(197,995)	(172,862)
Results from equity investments		(1,097)	(19,893)
Other income		1,235,710	816,874
Other expenses		(1,750,550)	(5,380,240)
Operating profit		21,417,159	(1,202,981)
Financial expenses		(4,269,789)	(3,682,559)
Financial income		1,591,646	498,479
Exchange rate variations, net		(2,930,678)	(7,325,580)
Finance income (cost)		(5,608,821)	(10,509,660)
(Loss) profit before income tax and social contribution		15,808,338	(11,709,028)
IR and CSL - current and deferred		(2,911,862)	3,818,582
IR and CSL - current and deferred		(2,911,862)	3,819,810
(Loss) profit for the year		R$ 12,896,476	R$ (7,892,831)

[1]	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.
[2]	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.
[3]	Loan from Braskem Holanda as part of shareholders’ contribution to the Braskem Idesa project.
[4]	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.